OPERATING LEASES - Future lease payments under operating leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
OPERATING LEASES
Within one year	¥ 25,836		¥ 38,669
Within a period of more than one year but not more than two years	16,878		28,694
Within a period of more than two year but not more than three years			19,498
Total future lease payments	42,714		86,861
Less: imputed interest	1,680		4,859
Total lease liability balance	41,034		82,002
Less: Current operating lease liabilities	24,460	$ 3,546	35,759
Long-term operating lease liabilities	16,574	$ 2,404	46,243
Future lease payments for short-term leases	¥ 2,061		¥ 3,620